Other Assets - Roll forward (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	Mar. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021
Other Assets [Roll Forward]
Beginning balance, Gross carrying amount	$ 96	$ 90	$ 83	$ 96	$ 96	$ 96	$ 96	$ 266
Beginning balance, Accumulated amortization	(5)	(71)	(63)	(21)	(54)	0	0	(257)
Beginning balance, Net carrying amount	91	19	20	75	42	96	96	9
PES Disposal			(13)
Aquadrill acquisition		7
Ending balance, Gross carrying amount	96	90	83	96	96	96	96	266
Ending balance, Accumulated amortization	(5)	(71)	(63)	(21)	(54)	0	0	(257)
Ending balance, Net carrying amount	91	19	20	75	$ 42	$ 96	96	$ 9
Reorganization, chapter 11, fresh-start adjustment
Other Assets [Roll Forward]
Beginning balance, Gross carrying amount							(170)
Beginning balance, Accumulated amortization							257
Beginning balance, Net carrying amount							87
Ending balance, Gross carrying amount							(170)
Ending balance, Accumulated amortization							257
Ending balance, Net carrying amount							87
Reorganization, chapter 11, predecessor, before adjustment
Other Assets [Roll Forward]
Beginning balance, Gross carrying amount							266
Beginning balance, Accumulated amortization							(257)
Beginning balance, Net carrying amount							9
Ending balance, Gross carrying amount							266
Ending balance, Accumulated amortization							(257)
Ending balance, Net carrying amount							$ 9
Other Assets
Other Assets [Roll Forward]
Amortization	$ (5)	$ (8)	$ (9)	$ (16)